OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 42,737	$ 34,599	$ 47,809
Labor costs	6,886	7,690	9,094
Logistic expenses	3,931	3,474	4,951
Depreciation and amortization	2,523	2,960	3,067
Net impairment (reversal)/charges (see note 5.3)	(218)	(133)	1,927
Gains on AM USA disposal	0	(1,460)	0
Other	1,478	2,008	2,039
Total	$ 57,337	$ 49,138	$ 68,887